1801 California St., Suite 5200 Denver, Colorado 80202    (720) 482-1574

December 23, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Transamerica Funds (the "Registrant")
(File Nos. 033-02659; 811-04556)
Registration Statement on Form N-14 (File No. 333-249844)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended. In this regard, we certify that the Registrant's Combined Proxy Statement/Prospectus and Statement of Additional Information, both dated December 21, 2020, do not differ from that contained in the Form N-14 registration statement for the Registrant (Post-Effective Amendment No. 1) (the "Registration Statement"). The Registration Statement was filed electronically with the Securities and Exchange Commission on December 21, 2020 via EDGAR (Accession Number 0001193125-20-322859).

Please direct any comments or questions concerning this filing to the undersigned at (720) 482-8836.

Very truly yours,

/s/ Erin D. Nelson

Erin D. Nelson

Chief Legal Officer and Secretary

Transamerica Asset Management, Inc.